Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	PROCURE ETF TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001727398
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2022
Prospectus Date	rr_ProspectusDate	May 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A